UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-4337

                               HERITAGE CASH TRUST
                               -------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                      St. Petersburg, FL 33716 (Address of
                     Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 576-8143

                           STEPHEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, NW
                             Washington, D.C. 20006

Date of fiscal year end:   August 31
Date of Reporting Period:  July 1, 2005 to June 30, 2006

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ITEM 1. PROXY VOTING RECORD.

Heritage Cash Trust - Municipal Money Market Fund
Heritage Cash Trust - Money Market Fund

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There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series named above were entitled to vote.

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                                   SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Heritage Cash Trust

By:  /s/ K.C. Clark
     --------------
     K.C. Clark
     Executive Vice President
     Principal Executive Officer

Date: August 24, 2006